Commitments and Contingencies - Summary of Leases of Lessee (Detail) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Capital Lease Obligations [Abstract]
2023	¥ 1,750	$ 254
2024	1,750	254
Total	¥ 3,500	$ 508